Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 13,357	$ 17,399	$ 20,104
Geographical analysis of long-lived assets	259	700	754
The PRC
Revenue	5,072	6,886	8,026
Geographical analysis of long-lived assets	212	222	250
Hong Kong
Revenue	8,024	10,169	11,169
Geographical analysis of long-lived assets	47	478	504
Others
Revenue	261	344	909
Geographical analysis of long-lived assets	$ 0	$ 0	$ 0